Other Payables to TV Stations (Details Textual) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Payables To TV Stations (Textual)
Payable to TV station	$ 1,281,133	$ 1,285,743
Kunming TV Station [Member]
Other Payables To TV Stations (Textual)
Payable to TV station	$ 77,175	$ 77,175